Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Aspiration Funds
Central Index Key	dei_EntityCentralIndexKey	0001594854
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2015
Prospectus Date	rr_ProspectusDate	Jan. 28, 2015
Aspiration Flagship Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASPIRATION FUNDS Aspiration Flagship Fund
Supplement [Text Block]	cik-000159485_SupplementTextBlock
Supplement to the Prospectus and
Summary Prospectus

July 9, 2015
This supplement to the Prospectus and Summary Prospectus dated January 28, 2015 for the Aspiration Flagship Fund (the "Fund"), a series of Aspiration Funds (the "Trust"), updates the information described below.  For further information, please contact the Fund toll-free at 1-800-683-8529.  You may obtain additional copies of the Prospectus and Summary, free of charge, by visiting the Fund's website at https://funds.aspiration.com.
This supplement is to update the Example table intended to help shareholders compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Expense Example Supplemental [Text Block]	cik-000159485_ExpenseExampleSupplementalTextBlock	On page 4 of the Prospectus, the table titled "Example" under the section titled "Fund Summary" is revised by replacing the table in its entirety with the following:
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 646
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-683-8529
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://funds.aspiration.com